INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2022
INCOME AND MINING TAXES
INCOME AND MINING TAXES

25.INCOME AND MINING TAXES

Income and mining taxes expense is made up of the following components:

	Year Ended December 31,
	2022	2021
		Restated (Note 3U)
Current income and mining taxes	$277,076	$181,812
Deferred income and mining taxes:
Origination and reversal of temporary differences	168,098	188,966
Total income and mining taxes expense	$445,174	$370,778

The income and mining taxes expense is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	Year Ended December 31,
	2022	2021
		Restated (Note 3U)
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$290,010	$242,508
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	121,404	122,449
Impact of foreign tax rates	(5,106)	(9,531)
Permanent differences	32,231	(5,718)
Impact of foreign exchange on deferred income tax balances	6,635	21,070
Total income and mining taxes expense	$445,174	$370,778

The following table sets out the components of Agnico Eagle’s net deferred income tax assets:

	As at	As at
	December 31, 2022	December 31, 2021
Mining properties	$(26,627)	$9,439
Net operating loss carry forwards	13,466	107,489
Mining taxes	1,995	—
Reclamation provisions and other liabilities	22,740	16,680
Total net deferred income tax assets	$11,574	$133,608

The following table sets out the components of Agnico Eagle’s deferred income and mining tax liabilities:

	As at	As at
	December 31, 2022	December 31, 2021
		Restated (Note 3U)
Mining properties	$4,115,221	$1,524,229
Net operating and capital loss carry forwards	(49,394)	(27,459)
Mining taxes	195,249	(98,807)
Reclamation provisions and other liabilities	(279,201)	(174,835)
Total deferred income and mining tax liabilities	$3,981,875	$1,223,128

Changes in net deferred tax assets and liabilities for the years ended December 31, 2022 and 2021 are as follows:

	As at	As at
	December 31, 2022	December 31, 2021
		Restated (Note 3U)
Net deferred income and mining tax liabilities - beginning of year	$1,089,520	$1,036,061
Income and mining tax impact recognized in net income	168,109	190,098
Income tax impact recognized in other comprehensive income and equity	(11,169)	(3,542)
Deferred income tax asset acquired on the purchase of TMAC	—	(133,097)
Deferred income tax liability acquired on the purchase of Kirkland	2,723,841	—
Net deferred income and mining tax liabilities - end of year	$3,970,301	$1,089,520

The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject, in the future, to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company’s business conducted within the country involved.

The deductible temporary differences in respect of which a deferred tax asset has not been recognized in the consolidated balance sheets are as follows:

	As at	As at
	December 31, 2022	December 31, 2021
Other deductible temporary differences	$1,012,924	$420,154

The Company has $962.0 million (2021 — $469.1 million) of taxable temporary differences associated with its investments in subsidiaries for which deferred income tax has not been recognized, as the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future.

The Company is subject to taxes in Canada, Australia, Finland and Mexico, each with varying statutes of limitations. Prior taxation years generally remain subject to examination by applicable taxation authorities.